Net Income Per Unit - Basic and Diluted (Table) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerators
Company's net income from continuing operations	$ 55,632	$ 8,285	$ 86,280
Less:
General Partner's interest in Company's net income	190	64	1,483
Deemed dividend to General Partner	46,184	0	0
Company's net income allocable to unvested shares	205	54	2,434
Net income attributable to common shareholders	$ 9,053	$ 8,167	$ 82,363
Denominators
Weighted Average Number of Shares Outstanding, Basic	56,094,666	21,182,471	19,325,030
Weighted Average Number of Shares Outstanding, Diluted	56,094,666	21,182,471	19,325,030
Net income per common share:
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.16	$ 0.38	$ 4.26
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.16	$ 0.38	$ 4.26